ONE SHELL PLAZA 910 LOUISIANA HOUSTON, TEXAS 77002-4995 TEL +1 713.229.1234 FAX +1 713.229.1522 www.bakerbotts.com	ABU DHABI AUSTIN BEIJING DALLAS DUBAI HONG KONG HOUSTON LONDON MOSCOW NEW YORK PALO ALTO RIYADH WASHINGTON

July 11, 2012

BY EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Delek Logistics Partners, LP
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Delek Logistics Partners, LP (the “Registrant”), we submit for filing under the Securities Act of 1933, as amended (the “Act”), and the applicable rules and regulations under the Act, a Registration Statement on Form S-1 to register the issuance of common units representing limited partner interests of the Registrant.

If any questions should arise in the course of your review of the Registration Statement, please call Gerald Spedale at (713) 229-1734 or the undersigned at (713) 229-1393.

Very truly yours, Baker Botts L.L.P.

By:	/s/ Andrew J. Ericksen
Andrew J. Ericksen

cc:	Kent B. Thomas (Delek Logistics Partners, LP)
Gerald M. Spedale (Baker Botts L.L.P.)